THE PACIFIC CORPORATE GROUP

                               PRIVATE EQUITY FUND

                              Financial Statements

                                   (Unaudited)

                            For the Nine Months Ended

                                December 31, 1999

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

BALANCE SHEET (Unaudited)
December 31, 1999

ASSETS

Portfolio investments at fair value (cost $58,461,222)                                                  $     60,798,721
Short-term investments, at amortized cost                                                                     49,270,935
Cash and cash equivalents                                                                                      1,338,521
Accrued interest                                                                                                   7,139
Refundable capital contribution                                                                                  219,362
Prepaid expenses                                                                                                 458,235
                                                                                                        ----------------

TOTAL ASSETS                                                                                            $    112,092,913
                                                                                                        ================


LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities:
Accounts payable and accrued expenses                                                                   $         59,657
                                                                                                        ----------------
   Total liabilities                                                                                              59,657
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:

   Adviser Trustee (500 shares)                                                                                  515,523
   Beneficial Shareholders (108,159.8075 shares)                                                             111,517,733
                                                                                                        ----------------
     Total shareholders' equity                                                                              112,033,256
                                                                                                        ----------------

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                                                              $    112,092,913
                                                                                                        ================




The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)

As of December 31, 1999

                                                                                                              Fair Value
                                                                                                                 % of

                                                                        Cost              Fair Value          Net Assets

Direct Investments:

ADCO Global, Inc.

Raleigh, NC

Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                     $      1,000,000      $      1,000,000
100,000 shares of common stock                                           1,000,000             1,000,000
                                                                  ----------------      ----------------
                                                                         2,000,000             2,000,000          1.78%
                                                                  ----------------      ----------------
HCS Holdings, Inc.

Beaumont, TX

Home healthcare supplies

27,000 shares of Series A redeemable preferred stock                     2,700,000             2,700,000
30,000 shares of Class A common stock                                      300,000               300,000
                                                                  ----------------      ----------------
                                                                         3,000,000             3,000,000          2.68%
                                                                  ----------------      ----------------
IRMC Holdings, Inc.

Columbus, OH

Accounts receivable management and teleservices
28,480 shares of 8% Series A cumulative
   redeemable preferred stock                                            2,848,000             2,848,000
71,200 shares of Class A common stock                                      712,000               712,000
                                                                  ----------------      ----------------
                                                                         3,560,000             3,560,000          3.18%
                                                                  ----------------      ----------------
VS&A HW Holding, LLC

Washington, D.C

Business to business publishing trade shows and related media for residential building industry

2.3077% membership interest                                              3,000,000             3,000,000          2.68%

Zhone Investors VIII, LLC

La Jolla, CA

Holding  company  of  1,075,000  shares of Series A-8  Preferred  stock of Zhone
Technologies, Inc., a next generation telecommunications equipment, services and solutions provider located in Oakland, CA 69.8% membership interest

                                                                         1,200,000             1,200,000          1.07%
                                                                  ----------------      ----------------      ---------

Total Direct Investments                                                12,760,000            12,760,000         11.39%
                                                                  ----------------      ----------------      ---------

Indirect Investments:

Alta California Partners II, L.P.                                        1,320,000             1,373,759          1.23%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                    2,057,151             2,025,061          1.81%
$5,000,000 original capital commitment
1.429% limited partnership interest





THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued

As of December 31, 1999

                                                                                                              Fair Value
                                                                                                                 % of

                                                                        Cost              Fair Value          Net Assets

Apollo Investment Fund IV, L.P.                                   $      3,185,273      $      3,476,382          3.10%
$5,000,000 original capital commitment
 .139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                712,751               699,540           .62%
$1,540,000 original capital commitment
 .381% limited partnership interest

Aurora Equity Partners II L.P.                                           1,388,187             1,272,415          1.14%
$5,000,000 original capital commitment
 .663% limited partnership interest

Bedrock Capital Partners I, L.P.                                         3,661,517             3,932,707          3.51%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                     4,078,701             3,830,322          3.42%
$7,500,000 original capital commitment
 .397% limited partnership interest

Exxel Capital Partners V, L.P.                                           2,500,153             2,503,629          2.23%
$2,500,000 original capital commitment
 .294% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                    1,066,831               986,318           .88%
$5,000,000 original capital commitment
 .550% limited partnership interest

First Reserve Fund VIII, L.P.                                            1,712,628             1,747,000          1.56%
$5,000,000 original capital commitment
 .616% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                       2,526,645             2,467,290          2.20%
$2,500,000 original capital commitment
 .260% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                           3,926,842             4,415,798          3.94%
$5,000,000 original capital commitment
 .124% limited partnership interest

Parthenon Investors, L.P.                                                1,476,935             1,372,292          1.22%
$3,500,00 original capital commitment
1.000% limited partnership interest





THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued

As of December 31, 1999

                                                                                                              Fair Value
                                                                                                                 % of

                                                                        Cost              Fair Value          Net Assets

Providence Equity Partners III, L.P.                              $      1,473,727      $      1,470,723          1.31%
$3,500,000 original capital commitment
 .372% limited partnership interest

Sentinel Capital Partners II, L.P.                                       1,814,755             1,685,307          1.50%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P. (a)                                            2,855,513             2,791,270          2.50%
$5,000,000 original capital commitment
 .667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                       6,158,681             8,034,632          7.17%
$10,000,000 original capital commitment
 .313% limited partnership interest

Triumph Partners III, L.P.                                               3,247,146             3,465,322          3.09%
$5,000,000 original capital commitment
 .831% limited partnership interest

VS&A Communications Partners III, L.P.                                     537,786               488,954           .45%
$3,000,000 original capital commitment
 .350% limited partnership interest                                                                            _______
                                                                  ----------------      ----------------
Total Indirect Investments                                              45,701,222            48,038,721         42.88%
                                                                  ----------------      ----------------      ---------

Total Portfolio Investments                                       $     58,461,222      $     60,798,721         54.27%
                                                                  ================      ================      =========


(a) In October 1999, the Trust received an in-kind distribution of 3,973 common shares of Tellabs, Inc. from Sprout Capital VIII, L.P. These shares were subsequently sold for $255,018, resulting in a realized gain of $212,110 for the quarter ended December 31, 1999.

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND STATEMENT OF OPERATIONS (Unaudited) For the Three and Nine Months Ended December 31, 1999

                                                                                 Three Months                 Nine Months
                                                                                     Ended                       Ended

                                                                                 December 31,                December 31,
INVESTMENT INCOME AND EXPENSES                                                       1999                        1999
                                                                             ------------------           -----------

Interest from short-term investments                                            $     805,774             $     2,614,137
                                                                                -------------             ---------------

Expenses:
Management fee                                                                        345,582                   1,036,746
Legal fees                                                                             16,586                      61,423
Accounting fees                                                                        25,447                      78,640
Independent Trustee fees                                                               10,875                      32,625
Custody fees                                                                           12,000                      54,000
Insurance expense                                                                      18,845                      28,403
Miscellaneous                                                                           4,444                      13,390
                                                                                -------------             ---------------
   Total expenses                                                                     433,779                   1,305,227
                                                                                -------------             ---------------

   Net Investment Income                                                              371,995                   1,308,910
                                                                                -------------             ---------------

Net Change in Net Assets from Portfolio Investments

Change in unrealized appreciation of Distributed Investments                         (198,650)                   (198,650)
Realized gain on Distributed Investments                                              212,110                     212,110
                                                                                -------------             ---------------
   Net change in net assets from Distributed Investments                               13,460                      13,460
                                                                                -------------             ---------------

Change in unrealized appreciation or depreciation of
   Indirect Investments                                                               537,943                   3,443,821
Expenses paid in connection with Indirect Investments                                 (12,533)                    (33,672)
Realized gains/income received from Indirect Investments                                3,350                     248,226
                                                                                -------------             ---------------
   Net change in net assets from Indirect Investments                                 528,760                   3,658,375
                                                                                -------------             ---------------

NET INCREASE IN NET ASSETS RESULTING

   FROM OPERATIONS                                                              $     914,215             $     4,980,745
                                                                                =============             ===============



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited)
For the Nine Months Ended December 31, 1999

                                                                     Adviser             Beneficial

                                                                     Trustee            Shareholders               Total

Balance as of March 31, 1999                                     $     492,604       $      106,559,907    $      107,052,511

Net increase in net assets from operations                              22,919                4,957,826             4,980,745
                                                                 -------------       ------------------    ------------------

Balance as of December 31, 1999                                  $     515,523       $      111,517,733(A) $      112,033,256
                                                                 =============       ==================    ==================


(A) The net asset value per share of beneficial interest was $1,031.05 as of December 31, 1999.

The accompanying notes are an integral part of these financial statements.




THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

STATEMENT OF CASH FLOWS (Unaudited)

For the Nine Months Ended December 31, 1999

CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES

Net increase in net assets from operations                                                                 $    4,980,745

Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:

Net change in net assets from Distributed Investments                                                             (13,460)
Net change in net assets from Indirect Investments                                                             (3,658,375)
Increase in accrued interest                                                                                      (89,605)
Decrease in prepaid expenses                                                                                      (10,532)
Decrease in due from affiliates                                                                                   114,435
Decrease in accounts payable and accrued expenses                                                                 (35,029)
                                                                                                           --------------
Net cash provided from operating activities                                                                     1,288,179
                                                                                                           --------------

CASH FLOWS USED FOR INVESTING ACTIVITIES

Net purchase of short-term investments                                                                         30,020,000
Cost of Direct Investments purchased                                                                           (9,200,000)
Capital contributed to Indirect Investments                                                                   (24,136,777)
Return of capital distributions received from Indirect Investments                                                 97,811
Expenses paid in connection with Indirect Investments                                                             (33,672)
Realized gains/income received from Indirect Investments                                                          247,744
Proceeds from the sale of Distributed Investments                                                                 255,018
                                                                                                           --------------
Net cash used for investing activities                                                                         (2,749,876)
                                                                                                           --------------

CASH FLOWS PROVIDED FROM FINANCING ACTIVITIES

Cash contributions from Beneficial Shareholders                                                                    50,000
                                                                                                           --------------
Net cash provided from financing activities                                                                        50,000
                                                                                                           --------------

Decrease in cash and cash equivalents                                                                          (1,411,697)
Cash and cash equivalents at beginning of period                                                                2,750,218
                                                                                                           --------------

Cash and cash equivalents at end of period                                                                 $    1,338,521
                                                                                                           ==============


Supplemental disclosure of non-cash investing activities:

In-kind distributions received from Indirect Investments                                                 $        241,558
Refundable capital contribution                                                                          $        219,362



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

FINANCIAL HIGHLIGHTS (Unaudited)
For the Nine Months Ended December 31, 1999

THE  FOLLOWING  PER SHARE DATA AND RATIOS  HAVE BEEN  DERIVED  FROM  INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.


Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                      $      985.21

   Net investment income                                                                    $    12.05

   Net change in net assets from Portfolio Investments                                           33.79
                                                                                             ---------

Net increase in net assets from operations                                                                        45.84
                                                                                                          -------------

Net asset value, end of period                                                                            $    1,031.05
                                                                                                          =============

Total investment return                                                                                           6.20%*
                                                                                                          =============

Ratios to Average Net Assets:

Investment expenses                                                                                               1.59%*
                                                                                                          =============

Net income                                                                                                        6.07%*
                                                                                                          =============

Supplemental Data:

Net assets, end of period                                                                              $     112,033,256
                                                                                                       =================

Portfolio turnover                                                                                                 0.00%
                                                                                                          ==============


* Annualized

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. Pacific Corporate Group, Inc., the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individual Trustees (collectively the "Trustees"), three of whom are not affiliated with the Adviser Trustee (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments").

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market. Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee in accordance with procedures established by the Trustees.

In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. No such adjustments have been made as of December 31, 1999.

As a result of delays in receiving quarterly financial statements from certain of the Trust's Indirect Investments, the Trust's capital account balances in such Indirect Investments used to determine certain fair values may not be as of the same date as the Trust's financial statements. Any adjustments to such fair values, which would have been recorded had current capital account balances been available, will be reflected in subsequent financial statements of the Trust. The Adviser Trustee is unable to estimate whether such adjustments to the Indirect Investments' fair values would be material.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

The fair value of Direct Investments and securities received in-kind from Indirect Investments ("Distributed Investments") is determined by the Adviser Trustee as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organizational and Start-Up Costs - In accordance with Statement of Position 98-5 "Reporting on the Cost of Start-up Activities" organizational and start-up costs are expensed as incurred. Since the inception of the Trust, organizational and start-up costs totaling $183,271 have been expensed.

Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

3.     Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

4.     Management Fee

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

5.     Independent Trustee Fees

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

6.     Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited), concluded

7.     Investment Commitments

As of December 31, 1999, the Trust had unfunded investment commitments in the following Portfolio Investments:

Investment

Alta California Partners II, L.P.                                      $     2,680,000
American Securities Partners II, L.P.                                        2,942,849
Apollo Investment Fund IV, L.P.                                              1,814,727
Atlas Venture Fund IV, L.P.                                                    827,249
Aurora Equity Partners II L.P.                                               3,713,841
Bedrock Capital Partners I, L.P.                                             1,338,483
CVC European Equity Partners II L.P.                                         3,419,428
Fenway Partners Capital Fund II, L.P.                                        3,933,169
First Reserve Fund VIII, L.P.                                                3,260,372
Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                               1,073,158
Integra Telecom, Inc.                                                        4,000,000
Parthenon Investors, L.P.                                                    2,023,065
Providence Equity Partners III L.P.                                          2,026,273
Sentinel Capital Partners II, L.P.                                           3,185,245
Sprout Capital VIII, L.P.                                                    2,050,000
Thomas H. Lee Equity Fund IV, L.P.                                           3,841,319
Triumph Partners III, L.P.                                                   1,752,854
VS&A Communications Partners III, L.P.                                       2,462,214
Zhone Investors VIII, LLC                                                    1,800,000
                                                                       ---------------
Total                                                                  $    48,144,246
                                                                       ===============